Fixed assets (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 365,756	$ 390,077	€ 340,897	[1]
Capitalized borrowing costs	5,116
ITALY
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	9,043		0
SPAIN
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	227,492		233,729
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	26,703		€ 28,240
Depreciation expenses	€ 2,700
Useful lives	12 years
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 36,355

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.